AUDITOR’S RENUMERATION (Tables)	12 Months Ended
Mar. 31, 2023
SCHEDULE OF COMPANY AUDITORS FEES

During the period, the group obtained the following services from the company’s auditors PKF, our independent registered public accounting firm and Mazars, our previous independent registered public accounting firm.:

Mazars LLP	31 March 2023	31 March 2022	31 March 2021
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	106,927	200,773	58,874

Fees payable to the company’s auditors for other services:
Audit-related assurance services	227,208	148,892	72,637

	334,135	349,665	131,511

PKF Littlejohn LLP	31 March 2023	31 March 2022	31 March 2021
	$	$	$
Fees payable to the company’s auditors for the audit of the parent company and consolidated financial statements	120,557	-	-

Fees payable to the company’s auditors for other services:
Audit-related assurance services	-	-	-

	120,557	-	-